Organization - Schedule of Major Subsidiaries,VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Subsidiaries | Beijing QIYI Century Science & Technology Co., Ltd. ("Beijing QIYI Century")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Mainland China
Date of Establishment/Acquisition	Mar. 08, 2010
Effective interest held	100.00%
Subsidiaries | iQIYI HK Limited ("iQIYI HK")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Apr. 14, 2011
Effective interest held	100.00%
Subsidiaries | iQIYI Media Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Cayman
Date of Establishment/Acquisition	May 26, 2017
Effective interest held	100.00%
Subsidiaries | iQIYI Film Group HK Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Jun. 12, 2017
Effective interest held	100.00%
Subsidiaries | Beijing iQIYI Interactive Technology Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Mainland China
Date of Establishment/Acquisition	Jan. 31, 2019
Effective interest held	100.00%
Subsidiaries | iQIYI International Singapore Pte, Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Singapore
Date of Establishment/Acquisition	Feb. 11, 2020
Effective interest held	100.00%
Variable Interest Entities | Beijing iQIYI Science & Technology Co., Ltd. ("Beijing iQIYI"; formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Mainland China
Date of Establishment/Acquisition	Nov. 23, 2011
Variable Interest Entities | Shanghai iQIYI Culture Media Co., Ltd. ("Shanghai iQIYI")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Mainland China
Date of Establishment/Acquisition	Dec. 19, 2012
Variable Interest Entities | Shanghai Zhong Yuan Network Co., Ltd. ("Shanghai Zhong Yuan")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Mainland China
Date of Establishment/Acquisition	May 11, 2013
Variable Interest Entities | Hainan iQIYI Culture Media Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Mainland China
Date of Establishment/Acquisition	Feb. 17, 2017